CONVERTIBLE NOTES PAYABLE (Details)	Jan. 28, 2021 USD ($) shares	Nov. 25, 2020 USD ($) item $ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Jun. 14, 2021 $ / shares	Apr. 05, 2021 $ / shares	Apr. 05, 2021 ¥ / shares	Jun. 26, 2020 $ / shares	May 21, 2020 $ / shares
Class A ordinary shares
Short-term Debt [Line Items]
Ordinary shares, par value (in dollars per share) | (per share)			$ 0.0925	$ 0.0925	$ 0.0925	$ 0.0925	¥ 0.62	$ 0.0925	$ 0.0925
Convertible Notes
Short-term Debt [Line Items]
Interest rate (as a percent)		12.00%
Term of debt		6 months
Number of equal monthly payments to pay principal and interest on debt | item		6
Convertible Notes | Class A ordinary shares
Short-term Debt [Line Items]
Aggregate principal amount | $		$ 6,485,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0925
Conversion price per ordinary share (in dollars per share) | $ / shares		$ 0.71
Maximum number of shares issuable | shares		9,466,137
Shares issued upon conversion (in shares) | shares	9,225,338
Principal and interests amount of debt converted | $	$ 6,549,990